Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015		Jul. 28, 2015	Dec. 31, 2014
Long-term debt
Long-term debt		$ 1,211,326	$ 1,907,278	[1]		$ 1,115,996	[1]
Senior Notes [Member] | 3.45 % Senior notes due 2025 [Member]
Long-term debt
Long-term debt		$ 396,898	396,536	[1]
Interest rate (percentage)		3.45%			3.45%
Senior Notes [Member] | 4.55% Senior notes due 2045 [Member]
Long-term debt
Long-term debt		$ 393,637	393,414	[1]
Interest rate (percentage)		4.55%			4.55%
Senior Notes [Member] | 4.00% Senior notes due 2042 [Member]
Long-term debt
Long-term debt		$ 295,938	295,781	[1]		295,624	[1]
Interest rate (percentage)		4.00%
Senior Notes [Member] | 1.35% Senior notes due 2017 [Member]
Long-term debt
Long-term debt	[1]		697,530			696,240
Interest rate (percentage)		1.35%
Senior Notes [Member] | 2.00% to 8.00% Promissory Notes [Member]
Long-term debt
Long-term debt		$ 2,417	1,628	[1]		1,791	[1]
Senior Notes [Member] | 2.00% to 8.00% Promissory Notes [Member] | Minimum [Member]
Long-term debt
Interest rate (percentage)		2.00%
Senior Notes [Member] | 2.00% to 8.00% Promissory Notes [Member] | Maximum [Member]
Long-term debt
Interest rate (percentage)		8.00%
Debentures [Member] | 7.375% Debentures due 2027 [Member]
Long-term debt
Long-term debt		$ 118,936	118,889	[1]		118,841	[1]
Interest rate (percentage)		7.375%
Debentures [Member] | 7.45 % Debentures due 2097 [Member]
Long-term debt
Long-term debt		$ 3,500	$ 3,500	[1]		$ 3,500	[1]
Interest rate (percentage)		7.45%

[1]	Revised due to the adoption of ASU No. 2015-03. See Note 1.